Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions

Note 11. Related Party Transactions

Related party transactions are carried out in the normal course of operations and are measured in part by the amount of consideration paid or received, as established and agreed by the parties. Management believes that consideration paid for such services in each case approximates fair value. Except where disclosed elsewhere in these consolidated financial statements, the following is a summary of related party transactions.

Joint Venture Agreement

On March 31, 2020, the Company entered into the Limited Liability Company Agreement of Fundamental Global Asset Management, LLC (“FGAM”), a joint venture owned 50% by each of the Company and FG. The purpose of FGAM is to sponsor, capitalize and provide strategic advice to investment managers in connection with the launch and/or growth of their asset management businesses and the investment products they sponsor (each, a “Sponsored Fund”).

FGAM is governed by a Board of Managers consisting of four managers, two of which have been appointed by each Member. The Company has appointed two of its independent directors to the Board of Managers of FGAM. Certain major actions, including any decision to sponsor a new investment manager, require the prior consent of both Members.

FG Special Situations Fund

The Company participated as a limited partner in the Fund. The general partner of the Fund, and the investment advisor of the Fund, was ultimately controlled by Mr. Cerminara, the Chairman of the Company’s Board of Directors. Portions of the Company’s investment into the Fund were used to sponsor the launch of SPACs affiliated with certain of our officers and directors.

The Fund began the process of winding down in the first quarter of 2023 and completed the process in the second quarter of 2023. As a result of the winddown, the Company now holds direct limited partner interests in FGAC Investors LLC, FG Merger Investors LLC, and GreenFirst Forest Products Holdings, LLC. Mr. Cerminara and Mr. Swets serve as managers of FGAC Investors LLC and FG Merger Investors LLC, while Mr. Cerminara ultimately controls GreenFirst Forest Products Holdings, LLC.

FG Merchant Partners

FGMP was formed to co-sponsor newly formed SPACs with their founders or partners. Certain of our directors and officers also hold limited partner interests in FGMP. Mr. Swets holds a limited partner interest through Itasca Financial LLC, an advisory and investment firm for which Mr. Swets is managing member. Mr. Cerminara also holds a limited partner interest through Fundamental Global, LLC, a holding company for which Mr. Cerminara is the manager and one of the members.

FGMP has invested in the founder shares and warrants of Aldel, FG Merger Corp, FG Acquisition Corp, FGC and Craveworthy. Certain of our directors and officers are affiliated with these entities.

FG Communities

In October of 2022, the Company directly invested $2.0 million into FGC. The Company also holds an interest through its ownership in FGMP. FGC is a self-managed real estate company focused on a growing portfolio of manufactured housing communities which are owned and operated by FGC. Mr. Cerminara is the President and a director of FGC.

Craveworthy

On March 16, 2023, the Company invested $200,000 in a senior unsecured loan to Craveworthy, which was amended to a convertible bridge loan on October 17, 2023. Mr. Swets has an indirect interest in Craveworthy, independent from the interests held by the Company through its ownership in FGMP.

Think Markets

On September 29, 2023, the Company invested $250,000 in a convertible promissory note to support the business combination of Think Markets and FG Acquisition Corp. Mr. Swets is an executive officer of FG Acquisition Corp.

Shared Services Agreement

On March 31, 2020, the Company entered into a Shared Services Agreement (the “Shared Services Agreement”) with Fundamental Global Management, LLC (“FGM”), an affiliate of FG, pursuant to which FGM provides the Company with certain services related to the day-to-day management of the Company, including assisting with regulatory compliance, evaluating the Company’s financial and operational performance, providing a management team to supplement the executive officers of the Company, and such other services consistent with those customarily performed by executive officers and employees of a public company. In exchange for these services, the Company pays FGM a fee of $456,000 per quarter (the “Shared Services Fee”), plus reimbursement of expenses incurred by FGM in connection with the performance of the Services, subject to certain limitations approved by the Company’s Board of Directors or Compensation Committee from time to time.

The Shared Services Agreement has an initial term of three years, and thereafter renews automatically for successive one-year terms unless terminated in accordance with its terms. The Shared Services Agreement may be terminated by FGM or by the Company, by a vote of the Company’s independent directors, at the end of the initial or automatic renewal term upon 120 days’ notice, subject to payment by the Company of certain costs incurred by FGM to wind down the provision of services and, in the case of a termination by the Company without cause, payment of a termination fee equal to the Shared Services Fee paid for the two quarters preceding termination.

The Company paid $0.5 million to FGM under the Shared Services Agreement for each of the three months ended March 31, 2024 and 2023.

Strong Global Entertainment Inc [Member]
Related Party Transactions

15. Related Party Transactions

Related Party Transactions

In connection with the IPO, the Company and Fundamental Global entered into a management services agreement that provides a framework for our ongoing relationship with Fundamental Global. Fundamental Global and its subsidiaries and we and our subsidiaries, provide each other certain services which include information technology, legal, finance and accounting, human resources, tax, treasury, and other services. Pursuant to the Management Services Agreement, the charges for these services are generally based on their actual cost basis.

The Company manufactures its screens in an approximately 80,000 square-foot facility near Montreal, Quebec, Canada, which is owned by FG Holdings Quebec. The Company and FG Holdings Quebec have entered into a long-term lease agreement covering the Company’s continued use of the facility.

18. Related Party Transactions

Related Party Transactions

In connection with the IPO, we and FG Group Holdings entered into a management services agreement that provides a framework for our ongoing relationship with FG Group Holdings. FG Group Holdings and its subsidiaries and we and our subsidiaries, provide each other certain services which include information technology, legal, finance and accounting, human resources, tax, treasury, and other services. Pursuant to the Management Services Agreement, the charges for these services are generally based on their actual cost basis.

The Company manufactures its screens in an approximately 80,000 square-foot facility near Montreal, Quebec, Canada, which is owned by FG Holdings Quebec. The Company and FG Holdings Quebec have entered into a long-term lease agreement covering the Company’s continued use of the facility.

Allocation of Corporate Expenses

The operating results of Strong Global Entertainment have historically been disclosed as a reportable segment within the consolidated financial statements of FG Group Holdings enabling identification of directly attributable transactional information, functional departments and headcount. Revenue and Cost of revenue were derived from transactional information specific to Strong Global Entertainment products and services. Directly attributable operating expenses were derived from activities relating to Strong Global Entertainment functional departments and headcount. Certain additional costs, including compensation costs for corporate employees, have been allocated from FG Group Holdings. The allocated costs for corporate functions included, but were not limited to, executive management, information technology, legal, finance and accounting, human resources, tax, treasury, research and development, sales and marketing activities, shared facilities and other shared services, which are not provided at the Strong Global Entertainment level. These costs were allocated on a basis of revenue, headcount or other measures Strong Global Entertainment has determined as reasonable.

The combined statements of income of the Company reflect allocations of general corporate expenses from FG Group Holdings including expenses related to corporate services, such as executive management, information technology, legal, finance and accounting, human resources, tax, treasury, research and development, sales and marketing, shared facilities and other shared services. These costs were allocated based on a basis of revenue, headcount, or other measures the Company has determined as reasonable. These allocations are primarily reflected within operating expenses in the consolidated statements of income. The amount of these allocations from FG Group Holdings for each of the years ended December 31, 2023 and December 31, 2022 was $0.3 million and $0.9 million, respectively, all of which related to general and administrative expenses. Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the periods presented.

Costs Incurred in Connection with Initial Public Offering

Prior to the Separation, the Company incurred $1.0 million of costs in connection with the IPO which were paid by FG Group Holdings. During 2022, it was determined the Company will reimburse FG Group Holdings following the completion of the IPO. The Company reimbursed FG Group Holdings for the costs incurred in connection with the IPO during the fourth quarter of 2023.

Working Capital Advance to Safehaven 2022

Safehaven 2022 has received working capital advances of $0.7 million, of which $0.6 million was funded by FG Group Holdings. The Company reimbursed FG Group Holdings for the working capital advances during the fourth quarter of 2023.

Landmark Transaction

As discussed in Note 3, Strong Studios acquired, from Landmark, the rights to original feature films and television series, and has been assigned third party rights to content for global multiplatform distribution. In connection with such assignment and purchase, Strong Studios agreed to pay to Landmark approximately $1.7 million of which $0.6 million of which was paid by FG Group Holdings. The Company reimbursed FG Group Holdings $0.3 million during each of the third and fourth quarter of 2023.